Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

Condensed financial statements of IBERIABANK Corporation (parent company only) are shown below. The parent company has no significant operating activities.

Condensed Balance Sheets

December 31, 2013 and 2012

(Dollars in thousands)
	2013	2012
Assets
Cash in bank	$98,108	$63,207
Investment in subsidiaries	1,487,337	1,506,671
Other assets	80,528	89,966

	$1,665,973	$1,659,844

Liabilities and Shareholders’ Equity
Liabilities	$134,994	$129,976
Shareholders’ Equity	1,530,979	1,529,868

	$1,665,973	$1,659,844

Condensed Statements of Income

Condensed Statements of Income

Years Ended December 31, 2013, 2012 and 2011

(Dollars in thousands)
	2013	2012	2011
Operating income
Dividends from bank subsidiary	$49,000	$70,000	$—
Dividends from non-bank subsidiaries	1,511	—	—
Reimbursement of management expenses	34,474	94,053	74,664
Other income	869	(836)	(1,176)

Total operating income	85,854	163,217	73,488

Operating expenses
Interest expense	3,232	3,427	2,101
Salaries and employee benefits expense	29,159	76,527	63,505
Other expenses	13,676	47,309	33,546

Total operating expenses	46,067	127,263	99,152

Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	39,787	35,954	(25,664)
Income tax benefit	(2,808)	(11,842)	(8,219)

Income (loss) before equity in undistributed earnings of subsidiaries	42,595	47,796	(17,445)
Equity in undistributed earnings of subsidiaries	22,508	28,599	70,983

Net income	$65,103	$76,395	$53,538

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

Years Ended December 31, 2013, 2012, and 2011

(Dollars in thousands)
	2013	2012	2011
Cash Flow from Operating Activities
Net income	$65,103	$76,395	$53,538
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,035	4,926	1,071
Net income of subsidiaries	(73,019)	(98,599)	(70,983)
Noncash compensation expense	10,703	9,907	9,114
Loss on sale of assets	—	7	—
Derivative losses on swaps	—	2	—
Tax benefit associated with share-based payment arrangements	(886)	(1,221)	(1,454)
Other, net	7,575	(10,557)	(23,278)

Net Cash Provided by (Used in) Operating Activities	11,511	(19,140)	(31,992)

Cash Flow from Investing Activities
Cash received in excess of cash paid in acquisition	—	1,272	—
Proceeds from sale of premises and equipment	11,751	5	10
Purchases of premises and equipment	(5,247)	(4,173)	(3,655)
Capital contributed to subsidiary	—	(2,000)	(12,963)
Dividends received from subsidiaries	50,511	70,000	—
Acquisition	—	—	—

Net Cash Provided by (Used In) Investing Activities	57,015	65,104	(16,608)

Cash Flow from Financing Activities
Proceeds from long-term debt	—	—	—
Repayments of long-term debt	—	(2,867)	(13,500)
Dividends paid to shareholders	(40,332)	(40,069)	(38,558)
Proceeds from sale of treasury stock for stock options exercised	8,101	2,813	6,807
Payments to repurchase common stock	(2,280)	(42,245)	(43,219)
Tax benefit associated with share-based payment arrangements	886	1,221	1,454

Net Cash Used In Financing Activities	(33,625)	(81,147)	(87,016)

Net Increase (Decrease) in Cash and Cash Equivalents	34,901	(35,183)	(135,616)
Cash and Cash Equivalents at Beginning of Period	63,207	98,390	234,006

Cash and Cash Equivalents at End of Period	$98,108	$63,207	$98,390